Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 48,580	$ 50,843	$ 24,651
Future production costs	(22,076)	(22,509)	(13,428)
Future development costs	(10,936)	(8,957)	(7,671)
Future income tax expenses	(3,808)	(5,286)	(160)
10% annual discount for estimated timing of cash flows	(4,658)	(5,036)	(1,259)
Total standardized measure of discounted future net cash flows	7,102	9,055	2,133
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	48,580	50,843	24,651
Future production costs	(22,076)	(22,509)	(13,428)
Future development costs	(10,936)	(8,957)	(7,671)
Future income tax expenses	(3,808)	(5,286)	(160)
10% annual discount for estimated timing of cash flows	(4,658)	(5,036)	(1,259)
Total standardized measure of discounted future net cash flows	$ 7,102	$ 9,055	$ 2,133